Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 11,046	$ 2,958
Amounts receivable	340	342
Prepaid expenses	1,727	1,089
Total current assets	13,113	4,389
Non-Current
Restricted deposits	11,541	14,298
Amounts receivable and other assets	1,858	2,379
Mineral property, plant and equipment	442,053	422,721
Intangibles	24,288	24,339
Total Assets	492,853	468,126
Current
Accounts payable and accruals	3,436	3,136
Lease liabilities	129	117
Convertible debt	84,356	0
Promissory note	10,033	17,695
Environmental rehabilitation provision	1,545	1,050
Total Current Liabilities	99,499	21,998
Non-Current
Accruals	397	115
Lease liabilities	205	334
Deferred income tax liabilities	492	0
Convertible debt	0	35,753
Environmental rehabilitation provision	64,086	52,319
Total Liabilities	164,679	110,519
SHAREHOLDERS' EQUITY
Share capital	530,272	528,722
Equity reserves	75,785	72,676
Deficit	(277,883)	(243,791)
Total Shareholders' Equity	328,174	357,607
Total Liabilities and Shareholders' Equity	$ 492,853	$ 468,126